9. Convertible Note Payable (Details - Convertible note payable)	12 Months Ended
Mar. 31, 2021 USD ($)
Face Value	$ 1,461,900
Unamortized Discount	387,167
Carrying Value	$ 1,074,733
Convertible Note 5 [Member]
Inception Date	Jan. 27, 2020
Maturity	Jan. 27, 2021
Coupon	8.00%
Face Value	$ 202,400
Unamortized Discount	0
Carrying Value	$ 202,400
Convertible Note 6 [Member]
Inception Date	Feb. 19, 2020
Maturity	Feb. 19, 2021
Coupon	8.00%
Face Value	$ 85,800
Unamortized Discount	0
Carrying Value	$ 85,800
Convertible Note 7 [Member]
Inception Date	Mar. 10, 2020
Maturity	Mar. 10, 2021
Coupon	8.00%
Face Value	$ 85,800
Unamortized Discount	0
Carrying Value	$ 85,800
Convertible Note 8 [Member]
Inception Date	Aug. 04, 2020
Maturity	Aug. 04, 2021
Coupon	8.00%
Face Value	$ 156,000
Unamortized Discount	22,400
Carrying Value	$ 133,600
Convertible Note 9 [Member]
Inception Date	Oct. 02, 2020
Maturity	Oct. 02, 2021
Coupon	8.00%
Face Value	$ 205,000
Unamortized Discount	68,000
Carrying Value	$ 137,000
Convertible Note 10 [Member]
Inception Date	Oct. 15, 2020
Maturity	Oct. 15, 2021
Coupon	8.00%
Face Value	$ 172,000
Unamortized Discount	45,911
Carrying Value	$ 126,089
Convertible Note 11 [Member]
Inception Date	Nov. 02, 2020
Maturity	Nov. 02, 2021
Coupon	8.00%
Face Value	$ 69,000
Unamortized Discount	21,287
Carrying Value	$ 47,713
Convertible Note 12 [Member]
Inception Date	Nov. 12, 2020
Maturity	Nov. 12, 2021
Coupon	8.00%
Face Value	$ 69,000
Unamortized Discount	13,892
Carrying Value	$ 55,108
Convertible Note 14 [Member]
Inception Date	Dec. 10, 2020
Maturity	Dec. 10, 2021
Coupon	8.00%
Face Value	$ 80,000
Unamortized Discount	24,738
Carrying Value	$ 55,262
Convertible Note 15 [Member]
Inception Date	Dec. 29, 2020
Maturity	Dec. 29, 2021
Coupon	8.00%
Face Value	$ 55,650
Unamortized Discount	43,660
Carrying Value	$ 11,990
Convertible Note 16 [Member]
Inception Date	Jan. 14, 2021
Maturity	Jan. 14, 2022
Coupon	8.00%
Face Value	$ 107,000
Unamortized Discount	31,364
Carrying Value	$ 75,636
Convertible Note 17 [Member]
Inception Date	Jan. 27, 2021
Maturity	Jan. 27, 2021
Coupon	8.00%
Face Value	$ 60,000
Unamortized Discount	21,437
Carrying Value	$ 38,563
Convertible Note 18 [Member]
Inception Date	Feb. 03, 2021
Maturity	Feb. 03, 2022
Coupon	8.00%
Face Value	$ 45,250
Unamortized Discount	38,608
Carrying Value	$ 6,642
Convertible Note 19 [Member]
Inception Date	Feb. 12, 2021
Maturity	Feb. 12, 2022
Coupon	8.00%
Face Value	$ 69,000
Unamortized Discount	55,870
Carrying Value	$ 13,130